SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                         VARIABLE SEPARATE ACCOUNT

         Polaris Platinum III Variable Annuity dated December 28, 2015
          Polaris Choice IV Variable Annuity dated December 28, 2015 Polaris Preferred Solution Variable Annuity dated December 28, 2015
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       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          FS VARIABLE SEPARATE ACCOUNT

         Polaris Platinum III Variable Annuity dated December 28, 2015 Polaris Choice IV Variable Annuity dated December 28, 2015
     Polaris Preferred Solution Variable Annuity dated December 28, 2015
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                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                           VALIC SEPARATE ACCOUNT A

        Polaris Platinum Elite Variable Annuity dated December 28, 2015
         Polaris Choice Elite Variable Annuity dated December 28, 2015
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The following replaces the Polaris Income Builder column of Maximum Annual
Withdrawal Percentage and Protected Income Payment Percentage Table under "What determines the amount I can receive each year?" in the POLARIS INCOME PLUS and POLARIS INCOME BUILDER Optional Living Benefits section of the prospectus for contracts issued on or after February 29, 2016:


     Number of Covered Persons and Age of       Polaris Income
     Covered Person at First Withdrawal*        Builder
     --------------------------------------     --------------
     One Covered Person (Age 65 and Older)      5.40% / 5.40%
     --------------------------------------     --------------
     Two Covered Persons (Age 65 and Older)     4.90% / 4.90%
     --------------------------------------     --------------


     The first percentage represents the Maximum Annual
     Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

    *If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two
     Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.



We reserve the right to modify the rates referenced above at any time for prospectively issued contracts.



Dated: February 29, 2016

               Please keep this Supplement with your Prospectus